Statements of Cash flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income (loss)	$ 15,693	$ (13,191)	$ (13,254)
Adjustments to reconcile consolidated net income (loss) to net cash provided by operating activities:
Depreciation	1,600	1,200	3,800
Share-based compensation expenses	809	539	2,925
Gain on disposal of property, plant and equipment		(130)	(2,867)
Changes in current assets and liabilities:
Decrease (increase) in prepaid expenses and other receivables	2,197	(1,454)	(1,746)
Increase in accrued expenses and other payables	512	1,785	616
Net cash used in operating activities	(130,417)	(77,759)	(48,308)
Cash flows from investing activities:
Net cash provided by (used in) investing activities	(148,433)	46,219	(39,165)
Cash flows from financing activities:
Cash dividends paid			(10,565)
Proceeds from shares issued on exercise of options	3,793	2,635	3,954
Amounts due to a shareholder and an investor	170,690
Net cash (used in) provided by financing activities	191,957	99,935	(6,611)
Cash and cash equivalents at beginning of year	130,218
Cash and cash equivalents at end of year	60,980	130,218
Parent Company
Cash flows from operating activities:
Net income (loss)	15,693	(13,191)	(13,254)
Adjustments to reconcile consolidated net income (loss) to net cash provided by operating activities:
Share of net loss (profits) of subsidiaries, net of taxes	(22,769)	10,649	16,459
Depreciation			57
Share-based compensation expenses	1,002	539	3,320
Gain on disposal of property, plant and equipment			(6,763)
Changes in current assets and liabilities:
Decrease (increase) in prepaid expenses and other receivables	(52)	(15)	532
Increase in accrued expenses and other payables	177	1,144	71
Net cash used in operating activities	(5,949)	(874)	422
Cash flows from investing activities:
Proceeds of property, plant and equipment			9,706
Decrease (increase) in amounts due from subsidiaries	(191,088)	(2,202)	(7,281)
Net cash provided by (used in) investing activities	(191,088)	(2,202)	2,425
Cash flows from financing activities:
Repayment a long term loan to a subsidiary			(74,974)
Cash dividends paid			(10,565)
Proceeds from shares issued on exercise of options	3,793	2,635	3,955
Amounts due to a shareholder and an investor	170,690
Net cash (used in) provided by financing activities	174,483	2,635	(81,584)
Net decrease in cash and cash equivalents	(22,554)	(441)	(78,737)
Cash and cash equivalents at beginning of year	35,071	35,512	114,249
Cash and cash equivalents at end of year	$ 12,517	$ 35,071	$ 35,512